FMI Common Stock Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Commercial Services Sector - 11.7%
Advertising/Marketing Services - 3.3%
Interpublic Group of Cos. Inc.	1,800,000	$58,752,000
		$–
Miscellaneous Commercial Services - 4.1%
Genpact Ltd.	2,075,000	72,023,250
		$–
Personnel Services - 4.3%
Robert Half Inc.	875,000	76,930,000
Total Commercial Services		207,705,250

Consumer Non-Durables Sector - 4.5%
Apparel/Footwear - 4.5%
Skechers U.S.A. Inc. - Class A(a)	1,280,000	79,795,200

Consumer Services Sector - 3.0%
Other Consumer Services - 3.0%
Valvoline Inc.(a)	1,430,000	53,739,400

Distribution Services Sector - 16.5%
Electronics Distributors - 2.8%
Arrow Electronics Inc.(a)	400,000	48,900,000
		$–
Medical Distributors - 4.5%
Henry Schein Inc.(a)	1,060,000	80,252,600
		$–
Wholesale Distributors - 9.2%
Applied Industrial Technologies Inc.	250,000	43,172,500
Beacon Roofing Supply Inc.(a)	875,000	76,142,500
Core & Main Inc. - Class A(a)	1,110,000	44,855,100
		164,170,100
Total Distribution Services		293,322,700

Electronic Technology Sector - 8.9%
Electronic Components - 2.8%
nVent Electric PLC	845,000	49,931,050
		$–
Electronic Production Equipment - 4.9%
CTS Corp.	575,000	25,150,500
Plexus Corp.(a)	565,000	61,093,450
		86,243,950
Semiconductors - 1.2%
Fabrinet(a)	112,000	21,316,960
Total Electronic Technology		157,491,960

Finance Sector - 13.0%
Finance/Rental/Leasing - 2.6%
FirstCash Holdings Inc.	425,000	46,065,750
		$–
Investment Banks/Brokers - 3.7%
Houlihan Lokey Inc. - Class A	540,000	64,751,400
		$–
Life/Health Insurance - 2.6%
Primerica Inc.	225,000	46,296,000
		$–
Major Banks - 2.7%
Zions Bancorporation N.A.	1,085,000	47,598,950
		$–
Multi-Line Insurance - 1.4%
White Mountains Insurance Group Ltd.	17,000	25,585,170
Total Finance		230,297,270

Process Industries Sector - 1.8%
Containers/Packaging - 1.8%
AptarGroup Inc.	260,000	32,141,200

Producer Manufacturing Sector - 26.4%
Auto Parts: OEM - 3.0%
Donaldson Co. Inc.	825,000	53,913,750
		$–
Building Products - 13.8%
Carlisle Cos. Inc.	275,000	85,918,250
Fortune Brands Innovations Inc.	960,000	73,094,400
Simpson Manufacturing Co. Inc.	435,000	86,121,300
		245,133,950
Industrial Machinery - 7.5%
Gates Industrial Corp. PLC(a)	3,400,000	45,628,000
ITT Inc.	355,000	42,358,600
Timken Co.	550,000	44,082,500
		132,069,100
Miscellaneous Manufacturing - 2.1%
TriMas Corp.	1,490,000	37,741,700
Total Producer Manufacturing		468,858,500

Retail Trade Sector - 4.3%
Specialty Stores - 4.3%
BJ's Wholesale Club Holdings Inc.(a)	1,145,000	76,325,700

Technology Services Sector - 3.8%
Information Technology Services - 3.8%
Insight Enterprises Inc.(a)	380,000	67,332,200
TOTAL COMMON STOCKS (Cost $1,164,653,557)		1,667,009,380

SHORT-TERM INVESTMENT - 5.6%
Money Market Fund - 5.6%
First American Treasury Obligations Fund - Class X, 5.29%(b)	100,002,357	100,002,357
TOTAL SHORT-TERM INVESTMENT (Cost $100,002,357)		100,002,357

TOTAL INVESTMENTS - 99.5% (Cost $1,264,655,914)		1,767,011,737
Other Assets in Excess of Liabilities - 0.5%		8,652,329
TOTAL NET ASSETS - 100.0%		$1,775,664,066

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

FMI Common Stock Fund Summary of Fair Value Exposure at December 31, 2023 (Unaudited)
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the  inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of December 31, 2023, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,667,009,380	$–	$–	$1,667,009,380
Money Market Fund	100,002,357	–	–	100,002,357
Total Investments	$1,767,011,737	$–	$–	$1,767,011,737

Refer to the Schedule of Investments for industry classifications.